Common Shares - Shares Outstanding (Detail)					1 Months Ended	12 Months Ended
	Dec. 19, 2025 shares	Jan. 03, 2025 shares	Mar. 05, 2024 shares	Feb. 28, 2023 shares	Dec. 31, 2025 shares	Dec. 31, 2025 shares	Dec. 31, 2024 shares
Reconciliation of number of shares outstanding [abstract]
Common shares cancelled (in shares)					37,700,000
Issued and fully paid
Reconciliation of number of shares outstanding [abstract]
Common shares, beginning balance (in shares)						1,994,701,593	2,040,242,959
Number of share options exercised in share-based payment arrangement (in shares)						0	0
Increase (decrease) in number of shares outstanding (in shares)						0	0
Common shares cancelled (in shares)	37,700,000	46,400,000	45,500,000	26,500,000		84,122,616	45,541,366
Shares purchased for treasury (in shares)						0	0
Shares sold or distributed from treasury (in shares)						0	0
Common shares, ending balance (in shares)					1,910,578,977	1,910,578,977	1,994,701,593
Common shares in treasury, at cost
Reconciliation of number of shares outstanding [abstract]
Common shares, beginning balance (in shares)						49,575,838	48,195,109
Number of share options exercised in share-based payment arrangement (in shares)						0	0
Increase (decrease) in number of shares outstanding (in shares)						0	0
Common shares cancelled (in shares)						84,122,616	45,541,366
Shares purchased for treasury (in shares)						(76,926,379)	(86,796,707)
Shares sold or distributed from treasury (in shares)						34,673,888	39,874,612
Common shares, ending balance (in shares)					7,705,713	7,705,713	49,575,838
Outstanding
Reconciliation of number of shares outstanding [abstract]
Common shares, beginning balance (in shares)						1,945,125,755	1,992,047,850
Number of share options exercised in share-based payment arrangement (in shares)						0	0
Increase (decrease) in number of shares outstanding (in shares)						0	0
Common shares cancelled (in shares)						0	0
Shares purchased for treasury (in shares)						(76,926,379)	(86,796,707)
Shares sold or distributed from treasury (in shares)						34,673,888	39,874,612
Common shares, ending balance (in shares)					1,902,873,264	1,902,873,264	1,945,125,755